Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Bank Loan

	December 31, 2021	December 31, 2020

	S$’000	S$’000
Secured - at amortized cost:
Bank loans	16,810	40,306

Analysed between:
Current portion
Within 1 year	13,847	24,170
Non-current portion
Within 2 to 5 years	2,963	16,136

	16,810	40,306

Interest payable (included in bank loans)	24	308

Summary of Reconciliation of Liabilities Arising from Financing Activities

	Bank loans	Lease liabilities (Note 17)
	S$’000	S$’000
At January 1, 2020	34,421	25,461
Financing cash flow	4,496	(14,225)
Bank loan transaction cost	54	—
Non-cash changes:
- Accrued interest	1,335	1,559
- Additions to lease liabilities	—	22,837
- Early termination of lease	—	(2,870)
- Rent concession	—	(521)
- Currency alignment	—	246

At December 31, 2020	40,306	32,487
Financing cash flow	(31,114)	(19,632)
Bank loan transaction cost	416	—
Non-cash changes:
- Accrued interest	6,666	1,529
- Additions to lease liabilities	—	6,863
- Lease modification	—	16,099
- Currency alignment	536	(1,435)

At December 31, 2021	16,810	35,911